SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Shares issuable upon conversion of preferred stock (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Shares issuable upon conversion of preferred stock	0	1,291,012	1,291,012	1,291,012
Shares issuable upon exercise of stock options	269,770	253,575	251,847	224,884	90,799
Shares issuable upon exercise of Lender Warrant to purchase common stock	12,500	23,309	23,309	23,309